Risk Management - Summary of Exchange Rates of Financial Statements for One US Dollar (Details) - Exchange Rate Risks	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial risk management [line items]
Average exchange rate	19.2245	18.3024	17.7338
Exchange rate	17.9667	20.2683	16.8935